Non-life and Life and Health Reserves - Guaranteed reserves, asbestos, and environmental claims and narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Guaranteed Reserves			$ 426
Reserve Agreement Commutation Gain		$ 29
Liability for Asbestos and Environmental Claims, Net	$ 45	47
Liability for Asbestos and Environmental Claims, Gross	$ 51	$ 54